INCOME TAXES (Details 1)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Operating Loss Carryforwards [Line Items]
Statutory Federal income tax rate	34.00%	35.00%
State and local taxes net of Federal benefit	4.15%	5.50%
Permanent differences	4.77%	(1.90%)
Valuation allowance	(42.92%)	(38.60%)
Effective tax rate	0.00%	0.00%